Marketable debt securities (Details 3)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Marketable Debt Securities Average Interest Currency [Abstract]
Real	5.50%	5.50%	11.70%
US dollar	5.90%	6.80%	3.70%
Total	5.60%	5.70%	11.30%